Document and Entity Information Document	Aug. 08, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 08, 2019
Entity File Number	0-17071
Entity Registrant Name	FIRST MERCHANTS CORP
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1544218
Entity Address, Address Line One	200 East Jackson Street
Entity Address, Address Line Two	P.O. Box 792
Entity Address, City or Town	Muncie
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47305-2814
City Area Code	765
Local Phone Number	747-1500
Title of 12(b) Security	Common Stock, $0.125 state value per share
Trading Symbol	FRME
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000712534
Amendment Flag	true
Amendment Description	Update Dividend Record Date